GLOBAL BOND FUND
Global Bond Fund
Investment Objective
The fund seeks long-term total return.
Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 14 of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees GLOBAL BOND FUND (USD $)	INVESTOR CLASS	INSTITUTIONAL CLASS	A CLASS		C CLASS	R CLASS	R6 CLASS
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none	4.50%		none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original offering price or redemption proceeds when redeemed within one year of purchase)	none	none	none	[1]	1.00%	none	none
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	25	none	none		none	none	none
[1]	Investments of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses GLOBAL BOND FUND	INVESTOR CLASS	INSTITUTIONAL CLASS	A CLASS	C CLASS	R CLASS	R6 CLASS
Management Fee	0.95%	0.75%	0.95%	0.95%	0.95%	0.70%
Distribution and Service (12b-1) Fees	none	none	0.25%	1.00%	0.50%	none
Other Expenses	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	0.96%	0.76%	1.21%	1.96%	1.46%	0.71%

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example GLOBAL BOND FUND (USD $)	1 year	3 years	5 years	10 years
INVESTOR CLASS	98	306	532	1,178
INSTITUTIONAL CLASS	78	243	423	943
A CLASS	568	817	1,086	1,850
C CLASS	199	616	1,058	2,282
R CLASS	149	462	798	1,745
R6 CLASS	73	227	396	883

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 68% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets in bonds. For purposes of this fund, the advisor defines bonds as non-money market debt securities which may be payable in U.S. or foreign currencies, and which may include U.S. and foreign corporate bonds and notes, government securities, commercial paper and securities backed by mortgages or other assets. The fund generally hedges most of its foreign currency exposure to the U.S. dollar.

The fund invests primarily in companies located in developed countries world-wide (including the United States), but may also invest in emerging markets. Under normal market conditions, the fund will invest at least 40% of its assets in foreign investments (unless the portfolio managers deem market conditions unfavorable, in which case the fund would invest at least 30% of its assets in foreign investments). The fund will allocate its assets among at least three different countries (one of which may be the United States).

The fund may invest up to 35% of its assets in high-yield and/or emerging markets debt securities. A high-yield security is one that has been rated below the four highest categories used by a nationally recognized statistical rating organization, or determined by the investment advisor to be of similar quality. The fund considers a security to be an emerging markets security if its issuer is located outside the following developed countries list, which is subject to change: Australia, Austria, Belgium, Bermuda, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.

The advisor expects the fund’s dollar-weighted average maturity to be between two and 10 years.

The fund may invest in securities issued or guaranteed by the U.S. Treasury and certain U.S. government agencies or instrumentalities such as the Government National Mortgage Association (Ginnie Mae). Ginnie Mae is supported by the full faith and credit of the U.S. government. The fund may also invest in securities issued or guaranteed by other U.S. government agencies or instrumentalities, such as the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac), and the Federal Home Loan Bank (FHLB), which are not guaranteed by the U.S. Treasury or supported by the full faith and credit of the U.S. government. However, they are authorized to borrow from the U.S. Treasury to meet their obligations.

The fund also invests in derivative instruments, including foreign currency exchange contracts, in order to shift its investment exposure from one currency into another for hedging purposes or to enhance returns. The fund may also invest in other types of derivative instruments such as futures contracts and swap agreements in order to manage duration, credit exposure and country exposure.

To determine whether to buy or sell a security, the portfolio managers consider, among other things, various fund requirements and standards, along with economic conditions, alternative investments, interest rates and whether to alter geographic or currency exposure.

Principal Risks
•	Foreign Securities Risk - The fund may invest in foreign securities, which are generally riskier than U.S. securities. As a result the fund may be subject to foreign risk, meaning that political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters occurring in a country where the fund invests could cause the fund’s investments in that country to experience losses. For these and other reasons, securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities.
•	Currency Risk - Because the fund may invest in securities denominated in foreign currencies, the fund may be subject to currency risk, meaning that the fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.
•	Interest Rate Risk - Investments in debt securities are sensitive to interest rate changes. Generally, the value of debt securities and the funds that hold them decline as interest rates rise. The fund’s investments are designed to reduce this risk. Interest rate risk, however, is generally higher for the fund than for funds that have a shorter-weighted average maturity, such as money market funds and short-term bond funds. The fund will also be exposed to interest rate risk outside of the U.S. where interest rate trends may differ from the U.S.
•	Credit Risk - Debt securities, even investment-grade debt securities, are subject to credit risk. Credit risk is the risk that the inability or perceived inability of the issuer to make interest and principal payments will cause the value of the securities to decrease. As a result the fund’s share price could also decrease. Changes in the credit rating of a debt security held by the fund could have a similar effect.
•	Liquidity Risk - The fund may also be subject to liquidity risk. During periods of market turbulence or unusually low trading activity, in order to meet redemptions it may be necessary for the fund to sell securities at prices that could have an adverse effect on the fund’s price.
•	Prepayment Risk - The fund may invest in debt securities backed by mortgages or other assets. If these underlying assets are prepaid, the fund may benefit less from declining interest rates than funds of similar maturity that invest less heavily in mortgage- and asset-backed securities.
•	Emerging Market Risk - Investing in securities of companies located in emerging market countries generally is also riskier than investing in securities of companies located in foreign developed countries. Emerging market countries may have unstable governments and/or economies that are subject to sudden change. These changes may be magnified by the countries’ emergent financial markets, resulting in significant volatility to investments in these countries. These countries also may lack the legal, business and social framework to support securities markets.
•	Single Country Risk - Investing a significant portion of assets in one country or region makes the fund more dependent upon the political and economic circumstances of that particular country or region than a fund that is more widely diversified.
•	Derivative Risk - The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments. Derivatives are subject to a number of risks, including liquidity, interest rate, market, credit, and correlation risk.
•	Nondiversification - The fund is classified as nondiversified. A nondiversified fund may invest a greater percentage of its assets in a smaller number of securities than a diversified fund. This gives the portfolio managers the flexibility to hold large positions in a smaller number of securities. If so, a price change in any one of those securities may have a greater impact on the fund’s share price than would be the case in a diversified fund and the fund may be more volatile than if it was diversified.
•	Market Risk - The risk that the value of securities owned by the fund may go up and down, sometimes rapidly or unpredictably.
•	Principal Loss - At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Fund Performance
The fund’s performance history is not available as of the date of this prospectus. When the fund has investment results for a full calendar year, this section will feature charts that show annual total returns, highest and lowest quarterly returns and average annual total returns for the fund. This information indicates the volatility of the fund’s historical returns from year to year. For current performance information, including yields, please visit americancentury.com.

Performance information is designed to help you see how fund returns can vary. Keep in mind that past performance (before and after taxes) does not predict how the fund will perform in the future.
INTERNATIONAL BOND FUND
International Bond Fund
Investment Objective
The fund seeks high total return by investing in high-quality, non-dollar-denominated government and corporate debt securities outside the United States.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 14 of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees INTERNATIONAL BOND FUND (USD $)	INVESTOR CLASS	INSTITUTIONAL CLASS	A CLASS		C CLASS	R CLASS	R6 CLASS
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none	4.50%		none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original offering price or redemption proceeds when redeemed within one year of purchase)	none	none	none	[1]	1.00%	none	none
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	25	none	none		none	none	none
[1]	Investments of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses INTERNATIONAL BOND FUND	INVESTOR CLASS	INSTITUTIONAL CLASS	A CLASS	C CLASS	R CLASS	R6 CLASS
Management Fee	0.79%	0.59%	0.79%	0.79%	0.79%	0.54%
Distribution and Service (12b-1) Fees	none	none	0.25%	1.00%	0.50%	none
Other Expenses	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	0.80%	0.60%	1.05%	1.80%	1.30%	0.55%

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example INTERNATIONAL BOND FUND (USD $)	1 year	3 years	5 years	10 years
INVESTOR CLASS	82	256	445	990
INSTITUTIONAL CLASS	61	193	335	751
A CLASS	552	770	1,004	1,675
C CLASS	183	567	976	2,114
R CLASS	133	413	714	1,567
R6 CLASS	56	177	308	690

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 21% of the average value of its portfolio.
Principal Investment Strategies

The fund invests its assets in high-quality debt securities, and at least 80% of its net assets are invested in debt securities issued by foreign corporations and foreign governments. High-quality debt securities are fixed-income investments, such as notes, bonds, commercial paper, debentures and mortgage- and asset-backed securities that have been rated by an independent rating agency in its top two credit quality categories or determined by the advisor to be of comparable credit quality. The advisor expects the fund’s dollar-weighted average maturity to range from two to 10 years.

The portfolio managers use a combination of fundamental research and bond and currency valuation models, and evaluate each country's economic climate and political discipline for controlling deficits and inflation. Using economic forecasts, the portfolio managers project the expected return for each country. By contrasting expected risks and returns for investments in each country, the portfolio managers select those countries expected to produce the best return at reasonable risk. The portfolio managers limit the use of hedging strategies that minimize the risk of currency fluctuations, but may hedge up to 25% of the fund's total assets into U.S. dollars when the portfolio manager considers the dollar to be attractive relative to foreign currencies.

The fund also invests in derivative instruments, including foreign currency exchange contracts, in order to shift its investment exposure from one currency into another for hedging purposes or to enhance returns.

The fund sells holdings for a variety of reasons, such as to adjust its average maturity or credit quality, to shift assets into and out of higher-yielding securities, or to alter geographic or currency exposure.
Principal Risks
•	Foreign Securities Risk - Foreign securities have certain unique risks, such as currency risk, political, social and economic risk, and foreign market and trading risk. Changes in the value of foreign currencies against the U.S. dollar also could result in gains or losses to the fund. The fund may be affected by political, social or economic events occurring in a country where the fund invests, which could cause the fund's investments in that country to experience gains or losses. The trading markets for many foreign securities are not as active as U.S. markets and may have less governmental regulation and oversight. Because of these risks, and others, securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities.
•	Currency Risk - The fund is subject to the risk of a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency. The overall impact on the fund’s holdings may be significant depending on the currencies represented in the portfolio, how each one appreciates or depreciates in relation to the U.S. dollar, and whether currency positions are hedged. Currency returns are volatile, and to the extent the fund purchases and sells currencies, it will also be subject to the risk that its trading strategies, including efforts at hedging, will not succeed.
•	Interest Rate Risk - Investments in debt securities are also sensitive to interest rate changes. Generally, the value of debt securities and the funds that hold them decline as interest rates rise. Interest rate risk, however, is generally higher for the fund than for funds that have shorter-weighted maturities, such as money market funds and short-term bond funds.
•	Credit Risk - Debt securities, even investment-grade debt securities, are subject to credit risk. Credit risk is the risk that the inability or perceived inability of the issuer to make interest and principal payments will cause the value of the securities to decrease. As a result, the fund's share price could also decrease. Changes in the credit rating of a debt security held by the fund could have a similar effect.
•	Single Country Risk - Investing a significant portion of assets in one country or region makes the fund more dependent upon the political and economic circumstances of that particular country or region than a mutual fund that is more widely diversified.
•	Liquidity Risk - The fund may also be subject to liquidity risk. During periods of market turbulence or unusually low trading activity, in order to meet redemptions it may be necessary for the fund to sell securities at prices that could have an adverse effect on the fund's share price.
•	Derivative Risk - The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments. The derivatives in which the fund invests are subject to a number of risks, including currency, liquidity, interest rate, market, credit and correlation risk.
•	Nondiversification - The fund is classified as nondiversified. A nondiversified fund may invest a greater percentage of its assets in a smaller number of securities than a diversified fund. This gives the portfolio managers the flexibility to hold large positions in a smaller number of securities. If so, a price change in any one of those securities may have a greater impact on the fund’s share price than would be the case in a diversified fund and the fund may be more volatile than if it was diversified.
•	Market Risk - The risk that the value of securities owned by the fund may go up and down, sometimes rapidly or unpredictably.
•	Principal Loss - At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. Because the R6 Class is new, it is not included. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, including yields, please visit americancentury.com.

Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.
Calendar Year Total Returns

Highest Performance Quarter (3Q 2010): 11.38%

Lowest Performance Quarter (3Q 2008): -5.83%

As of September 30, 2013, the most recent calendar quarter end, the year-to-date return for the Investor Class was -4.18%

Average Annual Total Returns For the calendar year ended December 31, 2012
Average Annual Total Returns INTERNATIONAL BOND FUND		1 year	5 years	10 years	Since Inception	Inception Date
INVESTOR CLASS		4.10%	3.79%	5.95%		Jan. 07, 1992
INVESTOR CLASS Return After Taxes on Distributions		3.47%	2.52%	4.54%		Jan. 07, 1992
INVESTOR CLASS Return After Taxes on Distributions and Sale of Fund Shares		2.66%	2.50%	4.33%		Jan. 07, 1992
INSTITUTIONAL CLASS		4.31%	3.99%		5.27%	Aug. 02, 2004
A CLASS	[1]	(0.82%)	2.60%	5.19%		Oct. 27, 1998
C CLASS		3.06%	2.75%		3.11%	Sep. 28, 2007
R CLASS		3.58%	3.26%		3.63%	Sep. 28, 2007
Barclays Global Treasury ex-U.S. Bond Index (reflects no deduction for fees, expenses or taxes)		1.77%	5.35%	6.44%
[1]	Prior to September 4, 2007, this class was referred to as the Advisor Class and did not have a front-end sales charge. Performance has been restated to reflect this charge.

The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.